Derivative Liability - Additional Information (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 28, 2021
Class Of Warrant Or Right [Line Items]
Common stock price per share						$ 12.34
Gain on warrant liability revaluation		$ 0	$ 0	$ 578,000	$ 0	$ (27,000)	$ 0
LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Warrants outstanding		16,088,000		16,088,000		16,088,000
Redemption of warrants				$ 18		$ 18
Redemption of warrants description				if: (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any founder shares held by the Company’s Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”); (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions); and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.		if: (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any founder shares held by the Company’s Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”); (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions); and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Warrants exercisable						Dec. 31, 2021
Warrants expiration				5 years		5 years
Warrant agreement description				In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).		In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
Gain on warrant liability revaluation	$ 0	$ 680,522	$ 644,720	$ 5,801,362	$ 702,400	$ 1,185,940
Public Warrants [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Warrants per share		$ 0.07		$ 0.07		$ 0.43		$ 0.5
Private Warrants | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Warrants per share								$ 0.51
Warrant | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Debt instrument redemption description				Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and		Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company send the notice of redemption to the warrant holders. If the Company calls the warrants for redemption as described above, the management will have the option to require any holder that wishes to exercise its warrant to do so on a “cashless basis.” If the management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing: (x) the product of the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below); by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
Minimum [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Percentage of aggregate gross proceeds from issuance				60.00%		60.00%
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Common stock price per share		11.5		$ 11.5		$ 11.5
Business Combination [Member] | Class A Common Stock [Member] | Maximum [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Warrant Or Right [Line Items]
Business combination issuance price		$ 9.2		$ 9.2		$ 9.2